Treasury risk management - Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Details) - Derivative financial liabilities - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	€ (522)	€ (708)
Gross amounts of recognised financial liabilities set off in the balance sheet	19	58
Net amounts of financial liabilities presented in the balance sheet	(503)	(650)
Financial instruments	162	174
Cash collateral received	0	0
Net amount	€ (341)	€ (476)